Shareholder Report, Holdings (Details)	Jul. 31, 2026
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Hewlett Packard Enterprise Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | TC Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Williams Cos Inc/The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Genuine Parts Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Hewlett Packard Enterprise Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | TC Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Williams Cos Inc/The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Genuine Parts Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Hewlett Packard Enterprise Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | TC Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Williams Cos Inc/The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Genuine Parts Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Integrity Dividend Summit Fund | Class A [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%
Integrity Dividend Summit Fund | Class A [Member] | Dorian LPG Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.83%
Integrity Dividend Summit Fund | Class A [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Integrity Dividend Summit Fund | Class A [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%
Integrity Dividend Summit Fund | Class A [Member] | Sanofi SA ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
Integrity Dividend Summit Fund | Class A [Member] | Kimberly Clark Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
Integrity Dividend Summit Fund | Class A [Member] | Truist Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
Integrity Dividend Summit Fund | Class A [Member] | Prudential Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
Integrity Dividend Summit Fund | Class A [Member] | British American Tobacco PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
Integrity Dividend Summit Fund | Class A [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%
Integrity Dividend Summit Fund | Class A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Integrity Dividend Summit Fund | Class A [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Integrity Dividend Summit Fund | Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Integrity Dividend Summit Fund | Class A [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Integrity Dividend Summit Fund | Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Integrity Dividend Summit Fund | Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Integrity Dividend Summit Fund | Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Integrity Dividend Summit Fund | Class A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Integrity Dividend Summit Fund | Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Integrity Dividend Summit Fund | Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Integrity Dividend Summit Fund | Class A [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Integrity Dividend Summit Fund | Class C [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%
Integrity Dividend Summit Fund | Class C [Member] | Dorian LPG Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.83%
Integrity Dividend Summit Fund | Class C [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Integrity Dividend Summit Fund | Class C [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%
Integrity Dividend Summit Fund | Class C [Member] | Sanofi SA ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
Integrity Dividend Summit Fund | Class C [Member] | Kimberly Clark Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
Integrity Dividend Summit Fund | Class C [Member] | Truist Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
Integrity Dividend Summit Fund | Class C [Member] | Prudential Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
Integrity Dividend Summit Fund | Class C [Member] | British American Tobacco PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
Integrity Dividend Summit Fund | Class C [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%
Integrity Dividend Summit Fund | Class C [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Integrity Dividend Summit Fund | Class C [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Integrity Dividend Summit Fund | Class C [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Integrity Dividend Summit Fund | Class C [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Integrity Dividend Summit Fund | Class C [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Integrity Dividend Summit Fund | Class C [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Integrity Dividend Summit Fund | Class C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Integrity Dividend Summit Fund | Class C [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Integrity Dividend Summit Fund | Class C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Integrity Dividend Summit Fund | Class C [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Integrity Dividend Summit Fund | Class C [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Integrity Dividend Summit Fund | Class I [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%
Integrity Dividend Summit Fund | Class I [Member] | Dorian LPG Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.83%
Integrity Dividend Summit Fund | Class I [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Integrity Dividend Summit Fund | Class I [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%
Integrity Dividend Summit Fund | Class I [Member] | Sanofi SA ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
Integrity Dividend Summit Fund | Class I [Member] | Kimberly Clark Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
Integrity Dividend Summit Fund | Class I [Member] | Truist Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
Integrity Dividend Summit Fund | Class I [Member] | Prudential Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
Integrity Dividend Summit Fund | Class I [Member] | British American Tobacco PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
Integrity Dividend Summit Fund | Class I [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%
Integrity Dividend Summit Fund | Class I [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Integrity Dividend Summit Fund | Class I [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Integrity Dividend Summit Fund | Class I [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Integrity Dividend Summit Fund | Class I [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Integrity Dividend Summit Fund | Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Integrity Dividend Summit Fund | Class I [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Integrity Dividend Summit Fund | Class I [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Integrity Dividend Summit Fund | Class I [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Integrity Dividend Summit Fund | Class I [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Integrity Dividend Summit Fund | Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Integrity Dividend Summit Fund | Class I [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | DigitalOcean Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Cloudflare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Visa Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | DigitalOcean Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Cloudflare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Visa Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | DigitalOcean Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Cloudflare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Visa Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[1]
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.65%	[1]
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%	[1]
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.24%	[1]
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%	[1]
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%	[1]
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[1]
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[1]
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | U.S. Treasury Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[2]
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.65%	[2]
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%	[2]
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.24%	[2]
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%	[2]
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%	[2]
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[2]
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[2]
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | U.S. Treasury Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[3]
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.65%	[3]
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%	[3]
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.24%	[3]
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%	[3]
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%	[3]
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[3]
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[3]
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | U.S. Treasury Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Williams Cos Inc/The [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.32%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.23%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Baker Hughes a GE Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Archrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.20%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Williams Cos Inc/The [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.32%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.23%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Baker Hughes a GE Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Archrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.20%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Williams Cos Inc/The [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.32%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.23%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Baker Hughes a GE Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Archrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.20%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Integrity Short Term Government Fund | Class A [Member] | Freddie Mac Pool, 5.5000% 12/01/2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Integrity Short Term Government Fund | Class A [Member] | Fannie Mae Pool, 5.0000% 10/01/2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Integrity Short Term Government Fund | Class A [Member] | Freddie Mac Real Estate Mortgage Investment Conduit, 5.0000% 08/25/2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
Integrity Short Term Government Fund | Class A [Member] | Ginnie Mae II Pool, 5.5000% 01/20/2056 (H15T 1 Year + 1.500%) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[4]
Integrity Short Term Government Fund | Class A [Member] | Government National Mortgage Association, 1.20382% 08/16/2063 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
Integrity Short Term Government Fund | Class A [Member] | Fannie Mae Real Estate Mortgage Investment Conduit, 5.0000% 07/25/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
Integrity Short Term Government Fund | Class A [Member] | Government National Mortgage Association, 0.97478% 12/16/2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
Integrity Short Term Government Fund | Class A [Member] | Freddie Mac Pool, 5.0000% 03/01/2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
Integrity Short Term Government Fund | Class A [Member] | Fannie Mae Pool, 5.0000% 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
Integrity Short Term Government Fund | Class A [Member] | Government National Mortgage Association, 0.57524% 08/16/2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
Integrity Short Term Government Fund | Class A [Member] | Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Integrity Short Term Government Fund | Class A [Member] | Cash Equivalents And Others Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Integrity Short Term Government Fund | Class A [Member] | U.S. Government Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Integrity Short Term Government Fund | Class I [Member] | Freddie Mac Pool, 5.5000% 12/01/2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Integrity Short Term Government Fund | Class I [Member] | Fannie Mae Pool, 5.0000% 10/01/2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
Integrity Short Term Government Fund | Class I [Member] | Freddie Mac Real Estate Mortgage Investment Conduit, 5.0000% 08/25/2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
Integrity Short Term Government Fund | Class I [Member] | Ginnie Mae II Pool, 5.5000% 01/20/2056 (H15T 1 Year + 1.500%) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[5]
Integrity Short Term Government Fund | Class I [Member] | Government National Mortgage Association, 1.20382% 08/16/2063 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
Integrity Short Term Government Fund | Class I [Member] | Fannie Mae Real Estate Mortgage Investment Conduit, 5.0000% 07/25/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
Integrity Short Term Government Fund | Class I [Member] | Government National Mortgage Association, 0.97478% 12/16/2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
Integrity Short Term Government Fund | Class I [Member] | Freddie Mac Pool, 5.0000% 03/01/2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
Integrity Short Term Government Fund | Class I [Member] | Fannie Mae Pool, 5.0000% 01/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
Integrity Short Term Government Fund | Class I [Member] | Government National Mortgage Association, 0.57524% 08/16/2067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
Integrity Short Term Government Fund | Class I [Member] | Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Integrity Short Term Government Fund | Class I [Member] | Cash Equivalents And Others Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Integrity Short Term Government Fund | Class I [Member] | U.S. Government Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%

[1]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[2]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[3]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[4]	H15T - US Treasury Yield Curve Rate T Note Constant Maturity 1 year rate disclosed as of July 31, 2026, based on the last reset date of the security.
[5]	H15T - US Treasury Yield Curve Rate T Note Constant Maturity 1 year rate disclosed as of July 31, 2026, based on the last reset date of the security.